U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund
China Region Fund
Emerging Europe Fund
Global Resources Fund
Gold and Precious Metals Fund
Holmes Macro Trends Fund
Near-Term Tax Free Fund
U.S. Government Securities Ultra-Short Bond Fund
World Precious Minerals Fund

Investor Class Shares

Supplement dated August 29, 2016, to the Funds' Prospectus dated May 1, 2016

1.	The section entitled "Purchase and Sale of Fund Shares" on page 4 of the Prospectus relating to the All American Equity Fund is hereby deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange (the "NYSE") is open for business. You may purchase or redeem shares directly from the Fund by calling 1-800-873-8637 (toll free) or writing to the Fund at U.S. Global Investors Funds – All American Equity Fund, P.O. Box 588, Portland, Maine 04112. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

Minimum Investment
Initial Purchase
•	$5,000
Additional Purchases
•	$100 minimum per transaction
Automatic Investing—ABC Investment Plan®
•	$1,000 initial investment, which must be made by check or wire.

2.	The section entitled "Purchase and Sale of Fund Shares" on page 8 of the Prospectus relating to the Holmes Macro Trends Fund is hereby deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange (the "NYSE") is open for business. You may purchase or redeem shares directly from the Fund by calling 1-800-873-8637 (toll free) or writing to the Fund at U.S. Global Investors Funds – Holmes Macro Trends Fund, P.O. Box 588, Portland, Maine 04112. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

Minimum Investment
Initial Purchase
•	$5,000
Additional Purchases
•	$100 minimum per transaction
Automatic Investing—ABC Investment Plan®
•	$1,000 initial investment, which must be made by check or wire.

3.	The section entitled "Purchase and Sale of Fund Shares" on page 13 of the Prospectus relating to the Gold and Precious Metals Fund is hereby deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange (the "NYSE") is open for business. You may purchase or redeem shares directly from the Fund by calling 1-800-873-8637 (toll free) or writing to the Fund at U.S. Global Investors Funds – Gold and Precious Metals Fund, P.O. Box 588, Portland, Maine 04112. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

Minimum Investment
Initial Purchase
•	$5,000
Additional Purchases
•	$100 minimum per transaction
Automatic Investing—ABC Investment Plan®
•	$1,000 initial investment, which must be made by check or wire.

4.	The section entitled "Purchase and Sale of Fund Shares" on page 18 of the Prospectus relating to the World Precious Minerals Fund is hereby deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange (the "NYSE") is open for business. You may purchase or redeem shares directly from the Fund by calling 1-800-873-8637 (toll free) or writing to the Fund at U.S. Global Investors Funds – World Precious Minerals Fund, P.O. Box 588, Portland, Maine 04112. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

Minimum Investment
Initial Purchase
•	$5,000
Additional Purchases
•	$100 minimum per transaction
Automatic Investing—ABC Investment Plan®
•	$1,000 initial investment, which must be made by check or wire.

5.	The section entitled "Purchase and Sale of Fund Shares" beginning on page 22 of the Prospectus relating to the Global Resources Fund is hereby deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange (the "NYSE") is open for business. You may purchase or redeem shares directly from the Fund by calling 1-800-873-8637 (toll free) or writing to the Fund at U.S. Global Investors Funds – Global Resources Fund, P.O. Box 588, Portland, Maine 04112. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

Minimum Investment
Initial Purchase
•	$5,000
Additional Purchases
•	$100 minimum per transaction
Automatic Investing—ABC Investment Plan®
•	$1,000 initial investment, which must be made by check or wire.

6.	The section entitled "Principal Risks" beginning on page 25 of the Prospectus relating to the Emerging Europe Fund is hereby supplemented to include the following risk disclosure:

Brexit Investment Risk. The risk of investing in Europe may be heightened due to the recent referendum in which the United Kingdom voted to withdraw from membership in the European Union. In addition, if one or more countries were to exit the European Union or abandon the use of the Euro as a currency, the value of investments tied to those countries or the Euro could decline significantly and unpredictably. Any such event could have a material adverse impact on the value and risk profile of the Fund's portfolio.

7.	The section entitled "Purchase and Sale of Fund Shares" beginning on page 28 of the Prospectus relating to the Emerging Europe Fund is hereby deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange (the "NYSE") is open for business. You may purchase or redeem shares directly from the Fund by calling 1-800-873-8637 (toll free) or writing to the Fund at U.S. Global Investors Funds – Emerging Europe Fund, P.O. Box 588, Portland, Maine 04112. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

Minimum Investment
Initial Purchase
•	$5,000
Additional Purchases
•	$100 minimum per transaction
Automatic Investing—ABC Investment Plan®
•	$1,000 initial investment, which must be made by check or wire.

8.	The section entitled "Purchase and Sale of Fund Shares" on page 34 of the Prospectus relating to the China Region Fund is hereby deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange (the "NYSE") is open for business. You may purchase or redeem shares directly from the Fund by calling 1-800-873-8637 (toll free) or writing to the Fund at U.S. Global Investors Funds – China Region Fund, P.O. Box 588, Portland, Maine 04112. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

Minimum Investment
Initial Purchase
•	$5,000
Additional Purchases
•	$100 minimum per transaction
Automatic Investing—ABC Investment Plan®
•	$1,000 initial investment, which must be made by check or wire.

9.
The section entitled "Purchase and Sale of Fund Shares" beginning on page 37 of the Prospectus relating to the Near-Term Tax Free Fund is hereby deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange (the "NYSE") is open for business. You may purchase or redeem shares directly from the Fund by calling 1-800-873-8637 (toll free) or writing to the Fund at U.S. Global Investors Funds – Near-Term Tax Free Fund, P.O. Box 588, Portland, Maine 04112. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

Minimum Investment
Initial Purchase
•	$5,000
Additional Purchases
•	$100 minimum per transaction
Automatic Investing—ABC Investment Plan®
•	$1,000 initial investment, which must be made by check or wire.

10.
The section entitled "Purchase and Sale of Fund Shares" on page 41 of the Prospectus relating to the U.S. Government Securities Ultra-Short Bond Fund is hereby deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange (the "NYSE") is open for business. You may purchase or redeem shares directly from the Fund by calling 1-800-873-8637 (toll free) or writing to the Fund at U.S. Global Investors Funds – U.S. Government Securities Ultra-Short Bond Fund, P.O. Box 588, Portland, Maine 04112. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

Minimum Investment
Initial Purchase
•	$5,000
Additional Purchases
•	$100 minimum per transaction
Automatic Investing—ABC Investment Plan®
•	$1,000 initial investment, which must be made by check or wire.

11.	The section entitled "Related Risks" beginning on page 54 of the Prospectus relating to the Emerging Europe Fund and China Region Fund is hereby supplemented to include the following risk disclosure:

Brexit Investment Risk
(Emerging Europe Fund only)
The risk of investing in Europe may be heightened due to the recent referendum in which the United Kingdom voted to withdraw from membership in the European Union. In addition, if one or more countries were to exit the European Union or abandon the use of the Euro as a currency, the value of investments tied to those countries or the Euro could decline significantly and unpredictably. Any such event could have a material adverse impact on the value and risk profile of the Fund's portfolio.

12.	The sub-section entitled "Funding an Account" on page 68 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Funding an Account
All checks must be in U.S. dollars drawn on a domestic bank. The Funds will not accept payment in cash, coins, or money orders. The Funds also do not accept post-dated checks or any conditional order or payment. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares. Exceptions to this policy may be made in limited circumstances. Please make checks payable to: U.S. Global Investors.

The transfer agent will charge a $25 fee against a shareholder's account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.

If you are making your first investment in the Funds, before you wire funds, the transfer agent must have a completed account application. You may mail or overnight deliver your account application to the transfer agent. Upon receipt of your completed account application, the transfer agent will establish an account for you. An Investor Representative will contact you within 24 hours with your account number and to provide the proper wiring instruction. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied.

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

13.	The sub-section entitled "Minimum Investments" on page 68 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Minimum Investments

Initial Purchase
•	$5,000

Additional Purchase
•	$100 minimum per transaction, per fund account

Automatic Investing – ABC Investment Plan®
•	$1,000 initial investment, which must be made by check or wire.

Investment minimums, including for initial purchases, additional purchases, and automatic investments, may be waived at the discretion of the Adviser with the approval of a Fund officer.

14.	The section entitled "How to Purchase, Redeem and Exchange Shares" beginning on page 68 of the Prospectus is hereby deleted in its entirety and replaced with the following:

How to Purchase, Redeem and Exchange Shares

Payment for shares redeemed will be mailed to you typically within one or two business days, but no later than the seventh calendar day after receipt of the redemption request by the transfer agent, Atlantic Fund Services. If any portion of the shares to be redeemed represents an investment made by check, the Funds may delay the payment of the redemption proceeds until the transfer agent is reasonably satisfied that the check has been collected. This may take up to 15 calendar days from the purchase date.

For federal income tax purposes, redemptions are a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based upon the difference between your cost basis in the shares originally purchased and the redemption proceeds received. Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

A signature guarantee from either a Medallion program member or a non-Medallion program member is required in the following situations:

•	For all redemptions in excess of $50,000 from any shareholder account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address was received by the transfer agent within the last 15 calendar days; and
•	If ownership is being changed on your account.

In addition to the situations described above, the Funds and/or the transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation. The funds may waive any of the above requirements in certain instances. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). A notary public is not an acceptable signature guarantor.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Additional documents may be required for redemptions by corporations, executors, administrators, trustees and guardians. For instructions, please call an Investor Representative at 800-873-8637.

The exchange and redemption privilege is automatic when you complete your application unless you elected to opt out of these privileges. If you elected to not have these privileges and wish to add them to your profile of accounts, you can complete an Account Options Form or call an Investor Representative at 800-873-8637 for additional information or instructions. The investment minimums applicable to share purchases also apply to exchanges, and exchanges can only be performed between identically registered accounts. For federal income tax purposes, an exchange between funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

By Internet Access—www.usfunds.com
You may access your account online by visiting our website at www.usfunds.com. After establishing access, you will be able to review account activity and balances, perform transactions, sign up for electronic delivery of statements, confirmations, financial reports, tax forms and/or prospectuses, and change certain account options. A signature guarantee may be required if you wish to make a redemption from your fund account into your bank account and you have changed your banking information or account address in the past 15 calendar days.

By Telephone—800-873-8637
Any registered account owner can call toll free to speak with an Investor Representative. Our hours of operation are Monday – Friday, 8:00 a.m. to 6 p.m. Eastern Time.

Telephone transaction privileges are automatically established when you complete your application. Before any discussion regarding your account, we will obtain certain information from you to verify your identity. As long as we take reasonable steps to ensure that an order to purchase, redeem or exchange your shares is genuine, we are not responsible for any losses that may occur. If an account has more than one owner or authorized person, the fund will accept telephone instructions from any one owner or authorized person. We recommend you verify the accuracy of your confirmation statements immediately after you receive them. Once a telephone transaction has been placed, it cannot be canceled or modified. Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

By Mail
To add to your account, send your check made payable to U.S. Global Investors and the appropriate investment slip that accompanies your Fund's transaction confirmation to U.S. Global Investors.

For purchases into a new Fund in which you are not currently invested, please mail your check for the initial investment amount and note the Fund name in which you would like to open an account.

For redemptions or exchanges, send your written instructions or redemption authorization form to the address below. Each registered shareholder(s) must sign the request, with the signature(s) appearing exactly as on your account application.

•	Overnight Mail
Atlantic Fund Services
c/o U.S. Global Investors Funds
Three Canal Plaza, Portland, ME 04101

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at Atlantic Fund Services post office box, of purchase orders and/or redemption requests does not constitute receipt by the transfer agent of the funds.

By Automated Clearing House (ACH) or By Bank Wire
To add to or redeem from your account via wire or ACH, visit our website at www.usfunds.com to download an Account Options Form or call 800-873-8637 to speak with an Investor Representative.

The Funds will charge you $25 if a check or ACH investment is returned unpaid due to insufficient funds, stop payment or other reasons, and you will be responsible for any loss incurred by the Fund. To recover any such loss or charge, the Funds reserve the right to redeem shares of any U.S. Global Investors Funds that you own.

Retirement Account Distributions
For any distribution from a retirement account (traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA), please mail a completed and signed IRA/Qualified Plan Distribution Request Form to the address above.

You may also request a distribution by calling an Investor Representative at 800-873-8637.

Email
The funds do not accept purchase, redemption or exchange instructions via email.

15.	The sub-section entitled "Confirmations and Statements" on page 72 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Confirmations and Statements
You will receive confirmation after any transaction. The confirmation includes the per share price and the dollar amount and number of shares purchased, redeemed or exchanged. Additionally, you will receive a quarterly statement on all fund accounts. Automatic reinvestments of distributions and systematic investments and withdrawals may be confirmed only by the quarterly statement. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and quarterly statements.

If you think that your confirmation or statement is incorrect or if you need more information about a transaction on the confirmation or statement, contact us promptly by mail or phone at the address or phone number indicated on the front of the confirmation or statement. To dispute any transaction on your confirmation or statement, you must contact us no later than 60 days after we send you the first confirmation or statement on which the disputed transaction occurred.

16.	The sub-section entitled "Omnibus Account" on page 73 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Omnibus Account
U.S. Global Investors Funds has implemented procedures whereby Atlantic Fund Services, in its capacity as the transfer agent, monitors shareholder activity, including activity at the sub-account and account level for omnibus relationships, to identify potential market timers and to determine whether further action is warranted. There can be no assurance that these monitoring activities will successfully detect or prevent all excessive short-term trading.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to an affected Fund.

Accordingly, the transfer agent may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be restricted in whole or in part.

The transfer agent will seek the cooperation of broker-dealers and other third-party intermediaries by requesting information from them regarding the identity of investors who are trading in the Funds and by requesting that the intermediary restrict access to a Fund by a particular investor.

The Adviser may reject any purchase or exchange from any investor it believes has a history of market timing, or whose trading, in its judgment, has been or may be disruptive to the Funds. The Adviser may consider the trading history of accounts under common ownership or control at U.S. Global or at other mutual fund companies to determine whether to restrict future transactions. The delivery of a known market timer's redemption proceeds may be delayed for up to seven business days or the redemption may be honored with securities rather than cash.

17.	The sub-section entitled "Retirement Plans" on page 74 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Retirement Plans
The funds are offered through the following Adviser sponsored IRA plans. Shareholders will be charged an annual custodial fee as follows:

Annual Custodial Fee:  $20

The Funds offer many other services, such as direct deposit and systematic withdrawal plans. Please call an Investor Representative at 800-873-8637 for more information.

18.	The section entitled "To Request Information:" on page 88 of the Prospectus is hereby deleted in its entirety and replaced with the following:

To Request Information:

BY PHONE         1-800-873-8637

BY MAIL          Overnight mail
Atlantic Fund Services
c/o U.S. Global Investors Funds
Three Canal Plaza
Portland, ME 04101

BY INTERNET      www.usfunds.com

The SEC also maintains an EDGAR database at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference and other information that the funds file electronically with the SEC. You may also visit or call the SEC's Public Reference Room in Washington, D.C. (1-202-551-8090) or send a request plus a duplicating fee to the SEC, Public Reference Section, Washington, D.C. 20549-1520 or by electronic request at the following e-mail address: publicinfo@sec.gov.

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.

U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund
China Region Fund
Emerging Europe Fund
Global Resources Fund
Gold and Precious Metals Fund
Holmes Macro Trends Fund
Near-Term Tax Free Fund
U.S. Government Securities Ultra-Short Bond Fund
World Precious Minerals Fund

Investor Class Shares

Supplement dated August 29, 2016, to the Funds' Statement of Additional Information ("SAI") dated May 1, 2016

1.	The first paragraph on cover page of the SAI is hereby deleted in its entirety and replaced with the following:

U.S. Global Investors Funds (Trust) is an open-end series investment company. This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus dated May 1, 2016, which you may request from Atlantic Fund Services, c/o U.S. Global Investors Funds, P.O. Box 588, Portland, Maine 04112, or 1-800-US-FUNDS (1-800-873-8637).

2.	The tenth paragraph in the section entitled "General Information" beginning on page 3 of the SAI is hereby deleted in its entirety and replaced with the following:

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings unless otherwise required by the Investment Company Act of 1940 (the 1940 Act). However, a meeting may be called by shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by shareholders, the Trust will provide appropriate assistance and information to the shareholders who requested the meeting. Shareholder inquiries can be made by calling 800-873-8637 or by writing to the Trust at Atlantic Fund Services, c/o U.S. Global Investors Funds, P.O. Box 588, Portland, Maine 04112.

3.	The section entitled "Transfer Agency Agreement" on page 34 of the SAI is hereby deleted in its entirety and replaced with the following:

TRANSFER AGENCY AGREEMENT

Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services), an independent service provider, serves as each fund's transfer agent pursuant to a transfer agent servicing agreement. Each fund pays Atlantic Fund Services a monthly fee, as well as certain out-of-pocket expenses. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charges to the funds.

In connection with obtaining and/or providing administrative services to the beneficial owners of Trust shares through broker-dealers, banks, trust companies and similar institutions which provide such services, the Trust has adopted a Shareholder Services Plan. The Shareholder Services Plan provides that each fund shall pay a monthly fee up to one-twelfth (1/12) of 20 basis points (0.20%) of the value of the shares of the funds held in accounts at the institutions. These fees cover the usual transfer agency functions.

4.	The section entitled "Transfer Agent" on page 49 of the SAI is hereby deleted in its entirety and replaced with the following:

TRANSFER AGENT

Atlantic Fund Services, Three Canal Plaza, Suite 600, Portland, ME 04101, serves as transfer agent for all funds of the Trust described in this Statement of Additional Information.

5.	The section entitled "Financial Statements" on page 49 of the SAI is hereby deleted in its entirety and replaced with the following:

FINANCIAL STATEMENTS

The financial statements for the fiscal year ended December 31, 2015, are hereby incorporated by reference from the funds' 2015 Annual Report to Shareholders dated December 31, 2015. A copy of the financial statements will be provided, free of charge, upon request to Atlantic Fund Services, c/o U.S. Global Investors Funds, P.O. Box 588, Portland, Maine 04112, or 1-800-873-8637.

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.

U.S. GLOBAL INVESTORS FUNDS

Emerging Europe Fund
Global Resources Fund
Gold and Precious Metals Fund
World Precious Minerals Fund

Institutional Class Shares

Supplement dated August 29, 2016, to the Funds' Prospectus dated May 1, 2016

1.	The section entitled "Purchase and Sale of Fund Shares" on page 5 of the Prospectus relating to the Gold and Precious Metals Fund is hereby deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange (the "NYSE") is open for business. You may purchase or redeem shares directly from the Fund by calling 1-800-873-8637 (toll free) or writing to the Fund at U.S. Global Investors Funds – Gold and Precious Metals Fund, P.O. Box 588, Portland, Maine 04112. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

Minimum Investment
Initial Purchase
•	$1 million
Additional Purchases
•	None
2.	The section entitled "Purchase and Sale of Fund Shares" on page 11 of the Prospectus relating to the World Precious Minerals Fund is hereby deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange (the "NYSE") is open for business. You may purchase or redeem shares directly from the Fund by calling 1-800-873-8637 (toll free) or writing to the Fund at U.S. Global Investors Funds – World Precious Minerals Fund, P.O. Box 588, Portland, Maine 04112. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

Minimum Investment
Initial Purchase
•	$1 million
Additional Purchases
•	None
3.	The section entitled "Purchase and Sale of Fund Shares" beginning on page 15 of the Prospectus relating to the Global Resources Fund is hereby deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange (the "NYSE") is open for business. You may purchase or redeem shares directly from the Fund by calling 1-800-873-8637 (toll free) or writing to the Fund at U.S. Global Investors Funds – Global Resources Fund, P.O. Box 588, Portland, Maine 04112. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

Minimum Investment
Initial Purchase
•	$1 million
Additional Purchases
•	None
4.	The section entitled "Principal Risks" beginning on page 18 of the Prospectus relating to the Emerging Europe Fund is hereby supplemented to include the following risk disclosure:

Brexit Investment Risk. The risk of investing in Europe may be heightened due to the recent referendum in which the United Kingdom voted to withdraw from membership in the European Union. In addition, if one or more countries were to exit the European Union or abandon the use of the Euro as a currency, the value of investments tied to those countries or the Euro could decline significantly and unpredictably. Any such event could have a material adverse impact on the value and risk profile of the Fund's portfolio.

5.	The section entitled "Purchase and Sale of Fund Shares" beginning on page 21 of the Prospectus relating to the Emerging Europe Fund is hereby deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange (the "NYSE") is open for business. You may purchase or redeem shares directly from the Fund by calling 1-800-873-8637 (toll free) or writing to the Fund at U.S. Global Investors Funds – Emerging Europe Fund, P.O. Box 588, Portland, Maine 04112. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

Minimum Investment
Initial Purchase
•	$1 million
Additional Purchases
•	None
6.	The section entitled "Related Risks" beginning on page 30 of the Prospectus relating to the Emerging Europe Fund is hereby supplemented to include the following risk disclosure:

Brexit Investment Risk
The risk of investing in Europe may be heightened due to the recent referendum in which the United Kingdom voted to withdraw from membership in the European Union. In addition, if one or more countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably. Any such event could have a material adverse impact on the value and risk profile of the Fund's portfolio.

7.	The sub-section entitled "Funding an Account" on page 40 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Funding an Account
All checks must be in U.S. dollars drawn on a domestic bank. The Funds will not accept payment in cash, coins, or money orders. The Funds also do not accept post-dated checks or any conditional order or payment. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares. Exceptions to this policy may be made in limited circumstances. Please make checks payable to: U.S. Global Investors.

The transfer agent will charge a $25 fee against a shareholder's account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.

If you are making your first investment in the Funds, before you wire funds, the transfer agent must have a completed account application. You may mail or overnight deliver your account application to the transfer agent. Upon receipt of your completed account application, the transfer agent will establish an account for you. An Investor Representative will contact you within 24 hours with your account number and to provide the proper wiring instruction. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include the name of the fund you are purchasing, the account number, and your name so that monies can be correctly applied.

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

8.	The sub-section entitled "Minimum Investment" on page 40 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Minimum Initial Investment

•	$1,000,000

Minimum Subsequent Investment

•	None

The Funds reserve the right to redeem or to convert your Institutional Class shares to Investor Class shares if your account falls below the minimum initial purchase amount due to shareholder transactions. Please note that you may incur a tax liability as a result of a redemption. Investment minimums, including for initial purchases, additional purchases, and systematic investments, may be waived at the discretion of the Adviser with the approval of a Fund officer.

9.	The section entitled "How to Purchase, Redeem and Exchange Shares" beginning on page 40 of the Prospectus is hereby deleted in its entirety and replaced with the following:

How to Purchase, Redeem and Exchange Shares

Payment for shares redeemed will be mailed to you typically within one or two business days, but no later than the seventh calendar day after receipt of the redemption request by the transfer agent, Atlantic Fund Services. If any portion of the shares to be redeemed represents an investment made by check, the Funds may delay the payment of the redemption proceeds until the transfer agent is reasonably satisfied that the check has been collected. This may take up to 15 calendar days from the purchase date.

For federal income tax purposes, redemptions are a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based upon the difference between your cost basis in the shares originally purchased and the redemption proceeds received. Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

A signature guarantee from either a Medallion program member or a non-Medallion program member is required in the following situations:

•	For all redemptions in excess of $50,000 from any shareholder account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address was received by the transfer agent within the last 15 calendar days; and
•	If ownership is being changed on your account.

In addition to the situations described above, the Funds and/or the transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation. The Funds may waive any of the above requirements in certain instances. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). A notary public is not an acceptable signature guarantor.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Additional documents may be required for redemptions by corporations, executors, administrators, trustees and guardians. For instructions, please call an Investor Representative at 800-873-8637.

The exchange and redemption privilege is automatic when you complete your application unless you elected to opt out of these privileges. If you elected to not have these privileges and wish to add them to your profile of accounts, you can complete an Account Options Form or call an Investor Representative at 800-873-8637 for additional information or instructions. The investment minimums applicable to share purchases also apply to exchanges, and exchanges can only be performed between identically registered accounts. For federal income tax purposes, an exchange between funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

By Internet Access—www.usfunds.com
You may access your account online by visiting our website at www.usfunds.com. After establishing access, you will be able to review account activity and balances, perform transactions, sign up for electronic delivery of statements, confirmations, financial reports, tax forms and/or prospectuses, and change certain account options. A signature guarantee may be required if you wish to make a redemption from your Fund account into your bank account and you have changed your banking information or account address in the past 15 calendar days.

By Mail
To add to your account, send your check made payable to U.S. Global Investors and the appropriate investment slip that accompanies your Fund's transaction confirmation to U.S. Global Investors.

For purchases into a new Fund in which you are not currently invested, please mail your check for the initial investment amount and note the Fund name in which you would like to open an account.

For redemptions or exchanges, send your written instructions or redemption authorization form to the address below. Each registered shareholder(s) must sign the request, with the signature(s) appearing exactly as on your account application.

•	Overnight Mail
Atlantic Fund Services
c/o U.S. Global Investors Funds
Three Canal Plaza, Portland, ME 04101

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at Atlantic Fund Services post office box, of purchase orders and/or redemption requests does not constitute receipt by the transfer agent of the Funds.

Email
The funds do not accept purchase, redemption or exchange instructions via email.

10.	The sub-section entitled "Confirmations and Statements" on page 43 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Confirmations and Statements
You will receive confirmation after any transaction. The confirmation includes the per share price and the dollar amount and number of shares purchased, redeemed or exchanged. Additionally, you will receive a quarterly statement on all fund accounts. Automatic reinvestments of distributions and systematic investments and withdrawals may be confirmed only by the quarterly statement. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and quarterly statements.

If you think that your confirmation or statement is incorrect or if you need more information about a transaction on the confirmation or statement, contact us promptly by mail or phone at the address or phone number indicated on the front of the confirmation or statement. To dispute any transaction on your confirmation or statement, you must contact us no later than 60 days after we send you the first confirmation or statement on which the disputed transaction occurred.

11.	The sub-section entitled "Omnibus Account" beginning on page 44 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Omnibus Account
U.S. Global Investors Funds has implemented procedures whereby Atlantic Fund Services, in its capacity as the transfer agent, monitors shareholder activity, including activity at the sub-account and account level for omnibus relationships, to identify potential market timers and to determine whether further action is warranted. There can be no assurance that these monitoring activities will successfully detect or prevent all excessive short-term trading.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to an affected Fund.

Accordingly, the transfer agent may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be restricted in whole or in part.

The transfer agent will seek the cooperation of broker-dealers and other third-party intermediaries by requesting information from them regarding the identity of investors who are trading in the Funds and by requesting that the intermediary restrict access to a Fund by a particular investor.

The Adviser may reject any purchase or exchange from any investor it believes has a history of market timing, or whose trading, in its judgment, has been or may be disruptive to the Funds. The Adviser may consider the trading history of accounts under common ownership or control at U.S. Global or at other mutual fund companies to determine whether to restrict future transactions. The delivery of a known market timer's redemption proceeds may be delayed for up to seven business days or the redemption may be honored with securities rather than cash.

12.	The section entitled "To Request Information:" on page 54 of the Prospectus is hereby deleted in its entirety and replaced with the following:

To Request Information:

BY PHONE         1-800-873-8637

BY MAIL          Overnight mail
Atlantic Fund Services
c/o U.S. Global Investors Funds
Three Canal Plaza
Portland, ME 04101

BY INTERNET      www.usfunds.com

The SEC also maintains an EDGAR database at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference and other information that the funds file electronically with the SEC. You may also visit or call the SEC's Public Reference Room in Washington, D.C. (1-202-551-8090) or send a request plus a duplicating fee to the SEC, Public Reference Section, Washington, D.C. 20549-1520 or by electronic request at the following e-mail address: publicinfo@sec.gov.

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.

U.S. GLOBAL INVESTORS FUNDS

Emerging Europe Fund
Global Resources Fund
Gold and Precious Metals Fund
World Precious Minerals Fund

Institutional Class Shares

Supplement dated August 29, 2016, to the Funds' Statement of Additional Information ("SAI") dated May 1, 2016

1.	The first paragraph on cover page of the SAI is hereby deleted in its entirety and replaced with the following:

U.S. Global Investors Funds (Trust) is an open-end series investment company. This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus dated May 1, 2016, which you may request from Atlantic Fund Services, c/o U.S. Global Investors Funds, P.O. Box 588, Portland, Maine 04112, or 1-800-873-8637.

2.	The seventh paragraph in the section entitled "General Information" beginning on page 3 of the SAI is hereby deleted in its entirety and replaced with the following:

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings unless otherwise required by the Investment Company Act of 1940 (the 1940 Act). However, a meeting may be called by shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by shareholders, the Trust will provide appropriate assistance and information to the shareholders who requested the meeting. Shareholder inquiries can be made by calling 800-873-8637 or by writing to the Trust at Atlantic Fund Services, c/o U.S. Global Investors Funds, P.O. Box 588, Portland, Maine 04112.

3.	The section entitled "Transfer Agency Agreement" on page 25 of the SAI is hereby deleted in its entirety and replaced with the following:

TRANSFER AGENCY AGREEMENT

Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services), an independent service provider, serves as each fund's transfer agent pursuant to a transfer agent servicing agreement. Each fund pays Atlantic Fund Services a monthly fee, as well as certain out-of-pocket expenses. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charges to the funds.

In connection with obtaining and/or providing administrative services to the beneficial owners of Trust shares through broker-dealers, banks, trust companies and similar institutions which provide such services, the Trust has adopted a Shareholder Services Plan. The Shareholder Services Plan provides that each fund shall pay a monthly fee up to one-twelfth (1/12) of 20 basis points (0.20%) of the value of the shares of the funds held in accounts at the institutions. These fees cover the usual transfer agency functions.

4.	The section entitled "Transfer Agent" on page 38 of the SAI is hereby deleted in its entirety and replaced with the following:

TRANSFER AGENT

Atlantic Fund Services, Three Canal Plaza, Suite 600, Portland, ME 04101, serves as transfer agent for all funds of the Trust described in this Statement of Additional Information.

5.	The section entitled "Financial Statements" on page 40 of the SAI is hereby deleted in its entirety and replaced with the following:

FINANCIAL STATEMENTS

The financial statements for the fiscal year ended December 31, 2015, are hereby incorporated by reference from the funds' 2015 Annual Report to Shareholders dated December 31, 2015. A copy of the financial statements will be provided, free of charge, upon request to Atlantic Fund Services, c/o U.S. Global Investors Funds, P.O. Box 588, Portland, Maine 04112, or 1-800-873-8637.

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.